Income Taxes - Summary of Reconciliation of Statutory Income Tax Rate in Mexico to Consolidated Effective Income Tax Rate Recognized (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory income tax rate in Mexico	30.00%	30.00%	30.00%
Impact of non-deductibleand non-taxable items:
Tax inflation effects	7.30%	17.80%	15.90%
Derivatives	0.40%	1.00%	8.00%
Employee benefits	1.30%	2.20%	4.40%
Other	6.30%	2.60%	9.80%
Equity interest in net loss of associated companies			(0.20%)
Dividends received from associates	(0.80%)	(1.20%)	(7.90%)
Foreign subsidiaries and other non-deductible items, net	1.50%	(8.30%)	(10.80%)
Effective tax rate	46.00%	43.70%	48.60%
Mexico [member]
Impact of non-deductibleand non-taxable items:
Effective tax rate	45.30%	53.60%	68.10%
Brazil [member]
Impact of non-deductibleand non-taxable items:
Use of unrecognized tax credits in Brazil		(0.40%)	(0.60%)